HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 3.2%
-------------------------------------------------------------------------
    $ 7,000        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $  7,145,110
      2,876        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   6.625%, 9/1/20                               2,845,802
      2,000        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                        1,819,380
-------------------------------------------------------------------------
                                                             $ 11,810,292
-------------------------------------------------------------------------
Education -- 1.5%
-------------------------------------------------------------------------
    $ 3,000        California Educational Facilities
                   Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)              $  3,325,260
      2,000        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.50%, 6/1/26(3)                   2,117,360
-------------------------------------------------------------------------
                                                             $  5,442,620
-------------------------------------------------------------------------
Electric Utilities -- 4.5%
-------------------------------------------------------------------------
    $ 4,200        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $  3,546,144
      1,250        Connecticut Development Authority,
                   (Connecticut Light and Power), Variable
                   Rate, 9/1/22(1)(4)                           1,364,800
      2,500        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(4)                                 2,729,600
      3,500        Intermountain Power Agency, UT, Variable
                   Rate, 7/1/11(4)                              3,678,395
      3,965        Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   5.95%, 5/1/30                                3,248,168
      1,500        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                1,390,155
        946        Salt River, AZ, Agricultural
                   Improvements and Power District
                   Electric, Residual Certificates,
                   Variable Rate, 1/1/25(1)(4)                    945,604
-------------------------------------------------------------------------
                                                             $ 16,902,866
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
-------------------------------------------------------------------------
    $10,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  3,688,300
      3,500        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                               1,290,905
      3,295        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                               1,010,379
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $ 2,880        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                            $  3,779,280
-------------------------------------------------------------------------
                                                             $  9,768,864
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 6.0%
-------------------------------------------------------------------------
    $ 2,845        Illinois Development Finance Authority,
                   (Community Rehabilitation Providers),
                   5.60%, 7/1/19                             $  2,647,016
      3,500        Osceola County, FL, IDA, Community
                   Provider Pooled Loan-93, 7.75%, 7/1/17       3,561,005
      2,399        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.75%, 12/1/36                2,506,390
      1,237        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,302,529
      1,023        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,077,280
      2,232        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.75%, 12/1/36                2,331,927
      1,877        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.90%, 12/1/36                1,991,566
        352        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.25%, 12/1/36                  378,814
        800        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.375%, 12/1/36                 846,723
      2,215        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.50%, 12/1/36                2,313,175
        930        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.70%, 12/1/36                  987,816
      1,860        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.81%, 9/1/36                 1,981,063
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.875%, 12/1/36                 597,109
-------------------------------------------------------------------------
                                                             $ 22,522,413
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 10.3%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County, PA, Hospital
                   Development Authority, (West
                   Pennsylvania Allegheny Health System),
                   9.25%, 11/15/30                           $  2,199,640
      2,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(4)                          2,810,725
      2,250        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29      2,020,185
      4,500        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                               4,592,835
      3,685        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.25%, 10/1/18                               4,323,316
      3,700        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                              4,362,263
      2,500        John Tolfree Health System Corp., MI,
                   6.00%, 9/15/23                               2,465,200
      2,000        New Hampshire HEFA, (Littleton
                   Hospital), 6.00%, 5/1/28                     1,582,720
      1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.00%, 8/15/08         828,830
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.20%, 8/15/11       1,196,640
      3,010        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.625%, 8/15/29      2,204,524
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.75%, 8/15/12       1,255,605
      2,560        Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center) , 6.00%, 12/1/29                     2,246,144
        875        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/13(5)                              283,500
      5,900        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(5)                            1,911,600
      1,785        San Gorgonio, CA, (Memorial Health Care
                   District), 5.75%, 5/1/20                     1,540,883
      2,500        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.25%, 9/1/32                2,510,400
-------------------------------------------------------------------------
                                                             $ 38,335,010
-------------------------------------------------------------------------
Housing -- 7.8%
-------------------------------------------------------------------------
    $   990        Atlanta, GA, Urban Residential Finance
                   Authority, (New Community John Hope
                   Project), (AMT), 7.25%, 6/1/07            $    971,210
      2,500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20         2,569,575
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $ 1,240        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05      $  1,237,408
      1,855        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                               1,812,131
        490        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   7.125%, 11/1/29                                487,026
      3,925        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19        3,634,825
      1,500        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.625%, 7/1/33        1,370,070
      2,340        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 8.00%, 1/1/34         2,138,643
      5,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                              5,305,450
      3,290        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               3,064,799
      1,460        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               1,344,178
      1,875        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06           1,865,062
      2,000        Texas Student Housing Corp., (University
                   of Northern Texas), 11.00%, 7/1/31           1,974,760
      1,250        Virginia Housing Development Authority,
                   RITES, (AMT), Variable Rate,
                   7/1/21(1)(4)                                 1,321,025
-------------------------------------------------------------------------
                                                             $ 29,096,162
-------------------------------------------------------------------------
Industrial Development Revenue -- 20.5%
-------------------------------------------------------------------------
    $ 2,370        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   6.50%, 10/1/24                            $  2,112,254
      3,065        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   9.25%, 10/1/21                               3,434,608
      2,000        Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21(5)                       397,500
      3,900        Carbon County, UT, (Laidlaw
                   Environmental Services Inc.), (AMT),
                   7.45%, 7/1/17                                3,807,336
      5,000        Dallas-Fort Worth, TX, International
                   Airport Facility Improvements Corp.,
                   (American Airlines), (AMT),
                   5.95%, 5/1/29                                2,125,000
      3,000        Denver, CO, City and County Special
                   Facilities, (United Airlines), (AMT),
                   6.875%, 10/1/32                              1,500,000
      8,000        Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                               5,652,080
        880        Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                                 884,743
      2,000        Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                              2,056,660

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 2,700        Hancock County, KY, (Southwire Co.),
                   (AMT), 7.75%, 7/1/25                      $  2,732,562
      4,000        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17             4,022,200
      4,200        Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29        2,916,438
      6,965        Indianapolis, IN, Airport Authority,
                   (United Airlines), (AMT),
                   6.50%, 11/15/31                              2,994,950
      4,065        Kansas City, MO, IDA, (Airline Cargo
                   Facilities), (AMT), 8.50%, 1/1/17            4,208,982
      2,500        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                        1,831,200
      2,730        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                2,557,955
      3,400        Morgantown, KY, Solid Waste Revenue,
                   (IMCO Recycling, Inc.), (AMT),
                   7.45%, 5/1/22                                3,364,844
        920        New Albany, IN, IDA, (K-Mart),
                   7.40%, 6/1/06                                  700,120
     10,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        7,057,900
        500        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18(5)                             456,000
      4,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(5)                             3,984,000
      4,000        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.), (AMT), 8.50%, 8/1/28                  1,779,960
      2,000        Perry County, KY, TJ International Inc.,
                   (AMT), 6.55%, 4/15/27                        2,065,460
      1,700        Phoenix, AZ, IDA, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19          612,527
      5,800        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26              1,681,942
     22,211        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                              5,833,449
        214        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                118,877
      6,206        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                              2,730,441
      1,797        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(5)                              3,594
        703        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(5)                              1,406
      3,000        Rumford, ME, Solid Waste Disposal,
                   (Boise Cascade Corp.), 6.875%, 10/1/26       2,965,770
-------------------------------------------------------------------------
                                                             $ 76,590,758
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.5%
-------------------------------------------------------------------------
    $ 1,500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(1)(2)                              $  1,687,695
-------------------------------------------------------------------------
                                                             $  1,687,695
-------------------------------------------------------------------------
Insured-General Obligations -- 1.8%
-------------------------------------------------------------------------
    $ 1,000        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(1)(2)     $  1,120,480
      4,900        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(1)(2)                                 5,544,350
-------------------------------------------------------------------------
                                                             $  6,664,830
-------------------------------------------------------------------------
Insured-Hospital -- 0.8%
-------------------------------------------------------------------------
    $ 2,415        California Statewide Communities
                   Development Authority, (Sutter Health),
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/27(1)(2)                       $  3,045,315
-------------------------------------------------------------------------
                                                             $  3,045,315
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.7%
-------------------------------------------------------------------------
    $11,695        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 12/15/38               $  1,595,900
     33,440        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 6/15/40                   4,192,707
         75        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(1)(4)                   627,750
-------------------------------------------------------------------------
                                                             $  6,416,357
-------------------------------------------------------------------------
Insured-Transportation -- 3.9%
-------------------------------------------------------------------------
    $ 2,985        Monroe County, NY, Airport Authority,
                   (MBIA), DRIVERS, (AMT), Variable Rate,
                   1/1/18(1)(4)                              $  3,792,622
      5,000        New Jersey Transportation Trust Fund
                   Authority, (XLCA), Variable Rate,
                   6/15/17(1)(4)                                5,360,650
      2,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 7/1/23(1)(2)          2,336,600
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(2)                                 3,175,740
-------------------------------------------------------------------------
                                                             $ 14,665,612
-------------------------------------------------------------------------
Miscellaneous -- 4.2%
-------------------------------------------------------------------------
    $ 8,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33        $  8,225,840
      3,000        Colorado River Indian Tribe, AZ,
                   6.25%, 8/1/04                                3,078,630
      1,200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)      1,628,496

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 2,765        Santa Fe, NM, (1st Interstate Plaza),
                   8.00%, 7/1/13                             $  2,808,169
-------------------------------------------------------------------------
                                                             $ 15,741,135
-------------------------------------------------------------------------
Nursing Home -- 7.5%
-------------------------------------------------------------------------
    $ 3,360        Bell County, TX, (Heritage Oaks
                   Healthcare), 6.70%, 6/1/29                $  2,343,533
      3,155        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                         3,300,698
      2,300        Colorado HFA, (Volunteers of America),
                   5.75%, 7/1/20                                1,961,624
      3,600        Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                               2,957,256
      1,100        Colorado HFA, (Volunteers of America),
                   6.00%, 7/1/29                                  927,894
      2,500        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               2,508,000
      1,195        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25         1,233,359
      2,000        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                1,727,300
      3,868        Tarrant County, TX, Health Facilities
                   Authority, 8.00%, 9/1/25                     3,811,915
      1,526        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.125%, 9/1/09(5)                              64,846
      4,577        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(5)                              194,537
      3,260        Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                3,352,812
      3,790        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29               3,585,681
-------------------------------------------------------------------------
                                                             $ 27,969,455
-------------------------------------------------------------------------
Other Revenue -- 0.9%
-------------------------------------------------------------------------
    $ 3,715        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                    $  3,471,853
-------------------------------------------------------------------------
                                                             $  3,471,853
-------------------------------------------------------------------------
Senior Living / Life Care -- 13.8%
-------------------------------------------------------------------------
    $ 7,820        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $  7,263,372
      2,500        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(6)                            1,937,225
      1,000        Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25             1,051,410
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 1,870        Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24              $  1,922,977
      3,500        Delaware County, PA, (White Horse
                   Village), 7.30%, 7/1/14                      3,577,910
      1,585        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                        1,677,992
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/13                           396,480
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/13                           378,410
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/14                           359,290
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/14                           342,830
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/15                           325,200
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/15                           309,460
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/16                           294,460
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/16                           280,130
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/17                           266,410
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/17                           253,490
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/18                           241,160
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/18                           229,390
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/19                           218,260
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/19                           207,620
      1,915        Grove City, PA, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,898,397
      3,630        Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                3,764,854
      7,500        Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.875%, 11/15/29           6,516,900
      3,460        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25               3,464,117
      5,270        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                4,976,198
      3,200        Minneapolis, MN, (Walker Methodist
                   Senior Services), 6.00%, 11/15/28            2,757,312

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 3,500        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/26         $  2,825,655
      5,205        North Miami, FL, Health Care Facilities,
                   (Imperial Club), 8.00%, 1/1/33               3,913,171
-------------------------------------------------------------------------
                                                             $ 51,650,080
-------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
-------------------------------------------------------------------------
    $ 2,240        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $  2,294,925
      3,400        Bell Mountain Ranch, CO, Metropolitan
                   District, 7.375%, 11/15/19                   3,652,348
      3,800        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                     4,073,372
-------------------------------------------------------------------------
                                                             $ 10,020,645
-------------------------------------------------------------------------
Transportation -- 2.3%
-------------------------------------------------------------------------
    $   930        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.00%, 5/1/21           $    883,844
      1,375        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.125%, 5/1/31             1,311,530
        500        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21                500,020
      5,250        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             5,729,588
-------------------------------------------------------------------------
                                                             $  8,424,982
-------------------------------------------------------------------------
Water and Sewer -- 1.5%
-------------------------------------------------------------------------
    $ 3,600        California Department Water Resource
                   Power Supply, 5.125%, 5/1/18              $  3,662,928
      1,800        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(1)(4)                  1,796,490
-------------------------------------------------------------------------
                                                             $  5,459,418
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $375,064,803)                            $365,686,362
-------------------------------------------------------------------------

COMMON STOCKS -- 0.1%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Coal -- 0.1%
----------------------------------------------------------------
Horizon Natural Resources Company(5)       172,103  $    550,730
----------------------------------------------------------------
                                                    $    550,730
----------------------------------------------------------------
Total Common Stocks
   (identified cost $2,237,339)                     $    550,730
----------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $377,302,142)                   $366,237,092
----------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%              $  6,921,867
----------------------------------------------------------------
Net Assets -- 100.0%                                $373,158,959
----------------------------------------------------------------

 At January 31, 2003, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 8.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.2% to 3.7% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.
 (5)  Non-income producing security.
 (6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $377,302,142)        $366,237,092
Interest receivable                          8,667,383
Prepaid expenses                                   915
------------------------------------------------------
TOTAL ASSETS                              $374,905,390
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,541,876
Payable for daily variation margin on
   open financial futures contracts             99,034
Payable to affiliate for Trustees' fees            246
Due to bank                                     49,568
Accrued expenses                                55,707
------------------------------------------------------
TOTAL LIABILITIES                         $  1,746,431
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $373,158,959
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $384,343,338
Net unrealized depreciation (computed on
   the basis of identified cost)           (11,184,379)
------------------------------------------------------
TOTAL                                     $373,158,959
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2003
Investment Income
------------------------------------------------------
Interest                                  $ 29,289,397
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 29,289,397
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,299,840
Trustees' fees and expenses                     19,440
Custodian fee                                  142,913
Legal and accounting services                   79,635
Miscellaneous                                   36,791
------------------------------------------------------
TOTAL EXPENSES                            $  2,578,619
------------------------------------------------------

NET INVESTMENT INCOME                     $ 26,710,778
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(21,284,529)
   Interest rate swap contracts                (49,063)
------------------------------------------------------
NET REALIZED LOSS                         $(21,333,592)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 22,302,586
   Financial futures contracts                (119,329)
   Interest rate swap contracts                  9,192
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 22,192,449
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $    858,857
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 27,569,635
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             JANUARY 31, 2003  JANUARY 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     26,710,778  $     23,099,138
   Net realized loss                           (21,333,592)         (513,648)
   Net change in unrealized
      appreciation (depreciation)               22,192,449        (3,996,306)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     27,569,635  $     18,589,184
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     93,176,293  $     90,001,189
   Withdrawals                                 (94,678,809)      (89,632,344)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (1,502,516) $        368,845
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     26,067,119  $     18,958,029
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    347,091,840  $    328,133,811
----------------------------------------------------------------------------
AT END OF YEAR                            $    373,158,959  $    347,091,840
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED JANUARY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.71%         0.70%         0.72%        0.68%        0.67%
   Expenses after custodian
      fee reduction                   0.71%         0.70%         0.72%        0.67%        0.66%
   Net investment income              7.32%         6.69%         6.86%        6.25%        5.88%
Portfolio Turnover                      15%           24%           29%          58%          25%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       7.72%         5.55%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $373,159      $347,092      $328,134     $338,925     $390,909
-------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2003, the Eaton Vance High Yield Municipals Fund had a 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 2003, the fee was equivalent to 0.63% of the Portfolio's average net assets for such period and amounted to $2,299,840. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $75,930,845 and $54,599,289, respectively, for the year ended January 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $377,959,755
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,445,002
    Gross unrealized depreciation              (31,167,665)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(11,722,663)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   A summary of obligations under these financial instruments at January 31, 2003 is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  DEPRECIATION
    -------------------------------------------------------------------------------
          3/03   200 U.S. Treasury Bond                       Short  $     (114,045)
          3/03   200 U.S. Treasury Note                       Short          (5,284)
    -------------------------------------------------------------------------------
                                                                     $     (119,329)
    -------------------------------------------------------------------------------

       At January 31, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH YIELD MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio (the "Portfolio") as of January 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Yield Municipals Portfolio as of January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 7, 2003

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust) and High Yield Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              186                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          191              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                         Trust since 1993;   of EVC, EV, EVM and
                                          of the Portfolio   BMR; Director of EV;
                                             since 1995      Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              191           Trustee/Director of the
 3/26/31                                 Trust since 1993;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1995      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  191           Director of Tiffany &
 III 2/23/35                             Trust since 1993;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking                                          and Telect, Inc.
                                             since 1995      Emeritus, Harvard                               (telecommunication
                                                             University Graduate                             services company)
                                                             School of
                                                             Business Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               191                   None
 9/21/35                                 Trust since 1993;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1995      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                186                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           171                   None
 2/21/30                                 Trust since 1993;   Consultant.
                                          of the Portfolio
                                             since 1995

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas J. Fetter        President        President of the   Vice President of EVM and BMR.
 8/20/43                                 Trust since 1993;   Officer of 127 registered
                                          of the Portfolio   investment companies managed
                                            since 1995       by EVM or BMR.

 Robert B.             Vice President        Since 1993      Vice President of EVM and BMR.
 MacIntosh 1/22/57      of the Trust                         Officer of 126 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas M. Metzold     Vice President        Since 1995      Vice President of EVM and BMR.
 8/3/58               of the Portfolio                       Officer of 9 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 191 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.              Treasurer         Since 2002(2)     Vice President of EVM and BMR.
 Campbell 6/19/57     of the Portfolio                       Officer of 191 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1993      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 113 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Campbell served as Assistant Treasurer since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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